Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Share-Based Compensation Expenses

The following is a summary of share-based compensation expenses reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2024 and 2023:

	For the Year Ended December 31,
	2024	2023
Research and Development	$3,227,300	$192,371
General and Administrative Expenses	381,348	1,543,803
Total Share-Based Compensation Expense Included in Operating Expenses	$3,608,648	$1,736,174

Schedule of Fair Value of Options Granted

The following table summarizes the significant assumptions used in determining the fair value of options granted or modified during the years ended December 31, 2024 and 2023:

	2024	2023
Weighted-average grant date fair value	$8.78	$189.60
Risk-free interest rate	3.62% – 4.17%	4.33%
Expected volatility	86.00% – 87.00%	110.00%
Expected term (years)	6.41 – 10.00	3.18
Expected dividend yield	0.00%	0.00%

Schedule of Stock Option Activities

The following table summarizes the Company’s stock option activities during the year ended December 31, 2024:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Options outstanding, December 31, 2023	632	$318.00	$-	4.53
Granted	17,005	54.62	-	10.00
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Options outstanding, December 31, 2024	17,637	$64.06	$-	9.38

Options vested and exercisable, December 31, 2024	4,437	$116.07	$-	8.73

The following table summarizes the Company’s stock option activities during the year ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Options outstanding, December 31, 2022	-	$-	$-	-
Granted	632	318.00	-	5.00
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Options outstanding, December 31, 2023	632	$318.00	$-	4.53

Options vested and exercisable, December 31, 2023	632	$318.00	$-	4.53

Schedule of Restricted Stock Units

The following table summarizes the Company’s RSU activity for the year ended December 31, 2024:

	Number of Units	Weighted Average Grant Date Fair Value
Unvested balance, December 31, 2023	-	$-
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested balance, December 31, 2024	-	$-

The following table summarizes the Company’s RSU activity for the year ended December 31, 2023:

	Number of Units	Weighted Average Grant Date Fair Value
Unvested balance, December 31, 2022	-	$-
Granted	4,270	52.20
Vested	(4,270)	52.20
Forfeited	-	-
Unvested balance, December 31, 2023	-	$-